STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York 10038

April 23, 2009

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attention: Jeffrey Foor, Esq.

Re:	Lazard Retirement Series, Inc.
File Numbers: 333-22309; 811-08071

Ladies and Gentlemen:

On behalf of Lazard Retirement Series, Inc. (the "Fund"), transmitted for filing under the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"), is Post-Effective Amendment No. 37 (the "Amendment") to the Fund's Registration Statement on Form N-1A (the "Registration Statement"). The Amendment is marked to show changes made since the filing of Post-Effective Amendment No. 35 to the Registration Statement ("Amendment No. 35").

For the convenience of the Staff and for completeness purposes, the comments of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission") that were provided to the undersigned by Jeffrey Foor of the Staff via telephone to Amendment No. 35 have been restated below in their entirety, and the Fund's response is set out immediately following each comment. Capitalized terms used but not defined are used as defined in the Amendment.

Part A. Prospectus

1.

Staff Comment: Please remove the parenthetical "(see page 12 for performance of the Investment Manager's U.S. Small-Mid Cap Equity Composite)" on page 5 of the prospectus filed as part of Amendment No. 35.

Response: As discussed with the Staff, we are unable to remove the parenthetical from the prospectus included in the Amendment, but will remove it from any future filings or printed prospectuses of the Fund as well as those of The Lazard Funds, Inc.

General

2.

Staff Comment: Please represent supplementally that procedures will be put in place to ensure that the Staff will be given adequate time to review and comment on future filings before prospectuses are printed or provided to Participating Insurance Companies in order that any such comments can be incorporated.

Response: Representatives of the Fund have advised us that appropriate procedures are being put in place to ensure that the Staff will be given adequate time to review and comment on future filings before prospectuses are printed or provided to Participating Insurance Companies in order that any such comments can be incorporated.

3.

Staff Comment: We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the Staff to be certain that they have provided all information investors require. Since the Fund and its management are in possession of all facts relating to the Fund's disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made. In connection with responding to our comments, please provide, in writing, a statement from the Fund acknowledging that:

the Fund is responsible for the adequacy and accuracy of the disclosure in the filing;

Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

the Fund may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Response: The requested letter from the Fund is filed with this letter.

Also filed with this letter are the acceleration requests from the Fund and its principal underwriter, requesting acceleration of the effective date of the Amendment so that it becomes effective as soon as practicable on the morning of Friday, May 1, 2009.

Should members of the Staff have any questions or comments regarding the Amendment, they should call the undersigned at 212.806.6173 or Janna Manes at 212.806.6141.

Very truly yours,

/s/ Linda Y. Kim
Linda Y. Kim

2

April 23, 2009

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attention: Jeffrey Foor, Esq.

Re:	Lazard Retirement Series, Inc. (the "Fund")
Registration Statement on Form N-1A
(File Numbers: 333-22309; 811-08071)

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Fund acknowledges the following:

  the Fund is responsible for the adequacy and accuracy of the disclosure in the filing;

  Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

  the Fund may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

LAZARD RETIREMENT SERIES, INC.

By:	/s/ Tamar Goldstein
Tamar Goldstein
Assistant Secretary

LAZARD RETIREMENT SERIES, INC.
30 Rockefeller Plaza
New York, New York 10112

April 23, 2009

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attention: Mr. Jeffrey Foor

Re:	Lazard Retirement Series, Inc. (the "Fund")
Registration Statement on Form N-1A
(Registration Nos: 811-08071, 333-22309)

Ladies and Gentlemen:

The undersigned hereby requests that the effective date for Post-Effective Amendment No. 37 to the above-referenced Registration Statement be accelerated so that it will become effective as soon as it may be practicable on May 1, 2009.

Very truly yours,

LAZARD RETIREMENT SERIES, INC.

By:	/s/ Tamar Goldstein
Tamar Goldstein
Assistant Secretary

LAZARD ASSET MANAGEMENT SECURITIES LLC
30 Rockefeller Plaza
New York, New York 10112

April 23, 2009

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attention: Mr. Jeffrey Foor

Re:	Lazard Retirement Series, Inc. (the "Fund")
Registration Statement on Form N-1A
(Registration Nos: 811-08071, 333-22309)

As principal underwriter of the Fund, we hereby join the Fund in requesting that the effective date for Post-Effective Amendment No. 37 to the Fund's Registration Statement on Form N-1A be accelerated so that it will become effective as soon as it may be practicable on May 1, 2009.

Very truly yours,

LAZARD ASSET MANAGEMENT SECURITIES LLC

By:	/s/ Lorelei Martin
Name:	Lorelei Martin
Title:	Chief Compliance Officer

2